Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 113	$ 169
Amount due from related party		95
Investment in related party	163	24
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	27	38
Related Companies [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 86	$ 131